PRIVATE PLACEMENT (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - USD ($)		6 Months Ended
	Oct. 02, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 6,794,926
Private Placement.
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	196,617	4,333,333	4,333,333
Price of warrants	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price	$ 294,926	$ 6,500,000	$ 6,500,000
Private Placement. | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued		4,333,333	4,333,333
Price of warrants	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price	$ 294,926	$ 6,500,000	$ 6,500,000
Private Placement. | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50